Prepaids and Deposits & Deposits on Equipment (Details Narrative) - Dec. 31, 2025	USD ($)	CAD ($)
Notes and other explanatory information [abstract]
Exploration and evaluation equipment deposits	$ 1,199,904	$ 1,645,476